Capital Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	2024	2023
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
- Retained earnings	5,258	6,047
- Accumulated other reserves	(325)	(337)
CET1 capital before regulatory adjustments	11,993	12,770
CET1 regulatory adjustments:
- Additional value adjustments (unaudited)	(14)	(15)
- Goodwill (net of tax)	(1,129)	(1,129)
- Other intangibles	(340)	(349)
– Fair value reserves related to gains or losses on cash flow hedges(1)	311	335
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(658)	(595)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	1	(14)
- Defined benefit pension fund assets	(316)	(520)
- Dividend accrual	(3)	(3)
- IFRS 9 Transitional Adjustment (unaudited)	12	44
CET1 capital	9,857	10,524
AT1 capital instruments:
- Capital instruments	2,100	2,196
AT1 capital	2,100	2,196
Tier 1 capital	11,957	12,720
Tier 2 capital instruments:
- Capital instruments	2,203	2,193
- Amount of qualifying items subject to phase out from Tier 2	182	193
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(401)	(331)
Tier 2 capital	1,984	2,055
Total capital(2)	13,941	14,775
(1) Amount includes £0.6m (2023: £1.3m) for cashflow hedge reserves at FVOCI.
(2) Capital resources include a transitional IFRS 9 benefit at 31 December 2024 of £12.2m (2023: £43.0m).
Disclosure of Movements in Regulatory Capital	Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2024	10,524	2,196	2,055	14,775
- Retained earnings	(789)	—	—	(789)
- Other reserves	12	—	—	12
- Additional value adjustments (unaudited)	1	—	—	1
- Goodwill (net of tax)	—	—	—	—
- Other intangibles	9	—	—	9
- Fair value reserves related to gains or losses on cashflow hedges	(24)	—	—	(24)
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(63)	—	—	(63)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	15	—	—	15
- Defined benefit pension fund assets	204	—	—	204
- Dividend accrual	—	—	—	—
- IFRS 9 Transitional Adjustment (unaudited)	(32)	—	—	(32)
- Capital instruments	—	(96)	10	(86)
- Amounts of qualifying items subject to phase out from Tier 2	—	—	(11)	(11)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	—	—	(70)	(70)
At 31 December 2024	9,857	2,100	1,984	13,941